Segment and Revenue by Geography and By Major Customer - Schedule of Revenue by Geography, Based on the Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 21,912	$ 17,335	$ 51,222	$ 56,876	$ 51,222
Domestic (Israel) [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	35	76		280	269
Hong Kong [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,647	2,349		4,759	7,443
China [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,763	2,596		5,021	7,170
United States [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,129	2,538		7,358	6,867
Portugal [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	3,690	2,508		8,619	7,064
Hungary [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	3,589	1,395		8,956	6,105
Other [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 8,059	$ 5,873		$ 21,883	$ 16,304